Director and key management personnel emoluments (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of information about key management personnel [text block] [Abstract]
Schedule of director and key management personnel emoluments
	Salary and allowances	Other benefits	Retirement fund	Performance bonuses	Director fees	Total
	Figures in Rand thousands
At February 28, 2021
Executive Directors
IJ Calisto	3,692	-	147	196	-	4,035
M Grundlingh	2,568	-	147	1,480	-	4,195
	6,260	-	294	1,676	-	8,230

Key Management Personnel [1]
DJ Brown [2,3]	-	-	-	-	1,234	1,234
B Nagle [3]	-	-	-	-	-	-
L T M Andrew [3]	-	-	-	-	-	-
AT Ikalafeng [2]	-	-	-	-	497	497
S Rapeti [2]	-	-	-	-	567	567
K White [2]	-	-	-	-	685	685
B Debski [1]	2,156	-	-	151	-	2,307
J Marais [1]	2,047	120	19	171	-	2,357
J Matias [1]	1,838	3	-	-	-	1,841
E Ong [1]	1,809	290	154	-	-	2,253
R Schubert [1]	2,928	-	-	-	-	2,928
H Louw [1]	1,947	90	123	1,145	-	3,305
C Calisto [1]	721	-	-	-	-	721
P Ventura [1]	1,435	5	-	-	-	1,440
	14,881	508	296	1,467	2,983	20,135
At February 29, 2020
Executive Director
IJ Calisto	3,410	–	147	284	–	3,841
Key Management Personnel
M Grundlingh	2,285	–	157	1,064	–	3,506
DJ Brown [2]	–	–	–	–	1,186	1,186
AT Ikalafeng [2]	–	–	–	–	477	477
S Rapeti [2]	–	–	–	–	545	545
K White [2]	–	–	–	–	659	659
B Debski	1,845	18	–	146	–	2,009
J Marais	1,964	198	17	174	–	2,353
J Matias	1,565	–	–	–	–	1,565
E Ong	1,543	232	155	129	–	2,059
R Schubert	2,451	343	46	1,714	–	4,554
H Louw	1,872	117	101	143	–	2,233
	13,525	908	476	3,370	2,867	21,146
[1]	Key management personnel represent executive officers of Cartrack.
[2]	Non-executive directors of Cartrack Holdings Limited.
[3]	Non-executive directors of Karooooo Ltd. appointed as at February 18, 2021.